14. Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
14. Commitments

Note 13 Commitments

(A) Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020.

In October, 2014, the Company executed a 53 month lease for a new corporate headquarters with a base rent of $97,266 escalating annually through 2019. The Company paid a security deposit of $1,914.

In October, 2014, the Company entered into a sublease agreement to sublease its previous office space through March 2017. In connection with the sublease, the Company collected $34,981as a security deposit.

The minimum rent obligations are approximately as follows:

	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2016	$54,876	$43,398	11,478
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$135,213	$65,661	$69,552

(B)  Employment Agreement – Chief Executive Officer

In November 2014, the Company entered into an employment agreement with its new Chief Executive Officer. In addition to salary, the agreement provided for the issuance of 750,000 restricted shares to him, vesting as follows: 250,000 after the first 6 months of employment and 500,000 additional shares at December 31, 2015. Under terms of the agreement the executive would receive additional compensation in the form of stock options to purchase shares of Company stock equal to one half of one percent (0.5%) of quarterly net income. The strike price of the options will be established at the time of the grant. The options will vest in twelve months and expire after sixty months. In addition to the stock options compensation, the executive will receive cash compensation equal to one half of one percent (0.5%) of annual sales up to $20 million and one quarter of one percent (0.25%) for annual sales $20 million and 3% of annual net income. For the three months ended March 31, 2016 and 2015, the Executive earned $8,740 and $7,096, respectively, under this agreement. No stock or options have been issued.

(C) Consulting Agreement

The Company has a 3 year consulting agreement with a director which expires in November 2016, and carries an annual payment of $150,000 cash, stock or 5 year options equal to one half of one percent (0.5%) of the Company’s annual net sales. For the three months ended March 31, 2016 and 2015, the Executive earned $8,740 and $7,096, respectively, under this agreement. No stock or options have been issued.

(D) Advances from Related Party

A shareholder of the Company provided a 120 non-interest bearing advance of $500,000 during the three months ended March 31, 2016. The amount was to be repaid through subsequent equity offerings.

Note 14 Commitments

(A) Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020.

In October, 2014, the Company executed a 53 month lease for a new corporate headquarters with a base rent of $97,266 escalating annually through 2019. The Company paid a security deposit of $1,914.

In October, 2014, the Company entered into a sublease agreement to sublease its previous office space through March 2017.  In connection with the sublease, the Company collected $34,981as a security deposit.

The minimum rent obligations are approximately as follows:

	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2016	109,720	86,688	23,032
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615
Total	$190,057	$108,951	$81,106

(B) Employment Agreement – Chief Executive Officer

In November 2014, the Company entered into an employment agreement with its new Chief Executive Officer. In addition to salary, the agreement provided for the issuance of 750,000 restricted shares to him, vesting as follows: 250,000 after the first 6 months of employment and 500,000 additional shares at December 31, 2015. Under terms of the agreement the executive would receive additional compensation in the form of stock options to purchase shares of Company stock equal to one half of one percent (0.5%) of quarterly net income. The strike price of the options will be established at the time of the grant. The options will vest in twelve months and expire after sixty months. In addition to the stock options compensation, the executive will receive cash compensation equal to one half of one percent (0.5%) of annual sales up to $20 million and one quarter of one percent (0.25%) for annual sales $20 million and 3% of annual net income. For the year ended December 31, 2015, the Company paid $14,376.19 under this agreement in cash compensation, and no options have been issued.

In November 2014, the agreement with the former CEO was terminated by mutual agreement upon the Company’s execution of an Agreement and Mutual Release and Waiver with the former CEO. The agreement allowed for immediate vesting of 750,000 shares of the original 1,250,000 unvested shares previously granted to the former CEO. In addition, the Company agreed to pay the executive one half of one percent (0.5%) of sales associated with one selected customer, occurring for up to 36 months. For the year ended December 31, 2015, the Company paid $3,324.52 under this agreement in cash compensation.

(C) Consulting Agreement

The Company has a 3 year consulting agreement with a director which expires in November 2016, and carries an annual payment of $150,000 cash, stock or 5 year options equal to one half of one percent (0.5%) of the Company’s annual net sales. For the year ended December 31, 2015, the Company paid $14,376.19 under this agreement in cash compensation, and no stock has been issued.